Material accounting policies - Schedule of Consolidation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
QVC, S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership percentage	99.99%	99.99%	99.99%
QVC II, S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership percentage	99.99%	99.99%	99.99%
WTN Desarrollos Inmobiliarios de México, S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership percentage	99.99%	99.99%	99.99%
Vesta Baja California, S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership percentage	99.99%	99.99%	99.99%
Vesta Bajío, S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership percentage	99.99%	99.99%	99.99%
Vesta Querétaro, S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership percentage	99.99%	99.99%	99.99%
Proyectos Aeroespaciales, S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership percentage	99.99%	99.99%	99.99%
Vesta DSP, S. de R. L. de C.V.
Disclosure of subsidiaries [line items]
Ownership percentage	99.99%	99.99%	99.99%
Vesta Management, S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership percentage	99.99%	99.99%	99.99%
Servicio de Administración y Mantenimiento Vesta, S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership percentage	99.99%	99.99%	99.99%
Enervesta, S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Ownership percentage	99.99%	99.99%	99.99%